Long-term Debt Textuals (Details) (Wells Fargo & Company [Member], Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Floating Rate Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes	$ 1,750
Maturity date(s) End	June 15, 2012
Fixed Rate Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes	$ 1,750
Debt Instrument, Interest Rate, Stated Percentage	2.125%
Maturity date(s) End	June 15, 2012